Consolidated Statements of Operations And Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 2,053,466
Cost of revenue		(1,970,448)
GROSS PROFIT		83,018
OPERATING EXPENSES
Selling expenses		(26,146)
Provision for warranty liability		(82,139)
General and administrative expenses		(1,449,764)	(2,040,514)
Share-based compensation to consultant			(9,000,000)
TOTAL OPERATING EXPENSES		(1,558,049)	(11,040,514)
OPERATING LOSS		(1,475,031)	(11,040,514)
OTHER (EXPENSE) INCOME
Interest income		47	36,422
Interest expense		(469,624)	(2,203)
Foreign currency exchange (loss) gain		(294,559)	153,712
Other income, net		137,151	29,006
TOTAL NON OPERATING (EXPENSE) INCOME,NET		(626,985)	216,937
LOSS BEFORE INCOME TAXES		(2,102,016)	(10,823,577)
INCOME TAX EXPENSE
NET LOSS FROM CONTINUING OPERATIONS		(2,102,016)	(10,823,577)
NET LOSS FROM DISCONTINUED OPERATIONS OF ELPW		(3,468,430)	(19,289,927)	(7,446,001)
NET LOSS		$ (5,570,446)	$ (30,113,504)	$ (7,446,001)
Loss per share, basic		$ (143.18)	$ (844.19)	$ (211.79)
Loss per share, diluted		$ (143.18)	$ (844.19)	$ (211.79)
OTHER COMPREHENSIVE (LOSS) / INCOME
Foreign currency translation adjustment		$ (722,689)	$ 116,638	$ (77,359)
COMPREHENSIVE LOSS		$ (6,293,135)	$ (29,996,866)	$ (7,523,360)
Common Class A [Member]
OTHER (EXPENSE) INCOME
Loss per share, basic	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Loss per share, diluted	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Weighted average shares outstanding, basic	[1]	38,906	35,672	35,158
Weighted average shares outstanding, diluted	[1]	38,906	35,672	35,158
Common Class B [Member]
OTHER (EXPENSE) INCOME
Loss per share, basic	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Loss per share, diluted	[1]	$ (143.18)	$ (844.19)	$ (211.79)
Weighted average shares outstanding, basic	[1]	38,906	35,672	35,158
Weighted average shares outstanding, diluted	[1]	38,906	35,672	35,158

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.